Related parties (Details)				12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Nov. 06, 2019	Aug. 28, 2019	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) individual	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee	4
Number of board of directors					9	9
Deferred income other than contract liabilities	€ 1,989,230,000			€ 1,989,230,000	€ 1,989,230,000	€ 1,989,230,000	€ 2,364,701,000	€ 2,809,133,000	€ 3,000,646,000
Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income							19,984,000
Purchased raw materials, semi-finished products and finished products				13,500,000			24,900,000	200,000
Transaction price allocated to remaining performance obligations	4,385,931,000			4,385,931,000	4,385,931,000	4,385,931,000		4,340,567,000
Deferred income other than contract liabilities	€ 4,339,347,000			€ 4,339,347,000	€ 4,339,347,000	€ 4,339,347,000	4,308,669,000	4,286,852,000
Minimum
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of ownership interest	20.00%			20.00%	20.00%	20.00%
Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Impact on revenues from performance obligations				€ 230,400,000			230,600,000	229,600,000
Deferred income other than contract liabilities	€ 1,529,400,000			1,529,400,000	€ 1,529,400,000	€ 1,529,400,000	1,759,800,000
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities	1,529,405,000			1,529,405,000	1,529,405,000	1,529,405,000	1,759,828,000	1,990,412,000	2,220,013,000
Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities	456,400,000			456,400,000	456,400,000	456,400,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cross charges receivable relating to development of Filgotinib	5,000,000.0			5,000,000.0	5,000,000.0	5,000,000.0
Deferred income other than contract liabilities	€ 456,352,000			€ 456,352,000	€ 456,352,000	€ 456,352,000	604,875,000	818,654,000	€ 780,261,000
DIVERSITY clinical trial
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration							€ 12,600,000
Key management personnel of entity or parent | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board of directors | individual					2
Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of stake		0.251%	22.04%
Percentage of ownership interest	0.2538%			0.2538%	0.2538%	0.2538%	0.2549%		0.2584%
Non-current trade receivables								50,000,000
Trade and other receivables	€ 7,877,000			€ 7,877,000	€ 7,877,000	€ 7,877,000	€ 88,246,000	132,825,000
Trade and other payables							11,580,000	27,074,000
Number of outstanding performance Obligations				2
Gilead. | Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities	€ 1,500,000,000			€ 1,500,000,000	€ 1,500,000,000	€ 1,500,000,000
Gilead. | Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Trade and other receivables							50,000,000.0
profit and cost sharing receivables							23,800,000
Royalty income				2,600,000
Gilead. | GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursements recognized				400,000			18,100,000	34,100,000
Filgotinib drug license
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total impact on revenue				174,400,000			235,700,000	228,100,000
Filgotinib drug license | Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income				10,700,000			3,800,000	16,200,000
Cost reimbursements recognized				2,400,000			81,300,000	101,000,000.0
Addition (deduction) of sales & marketing expenses				(30,000.00)			(59,700,000)	€ (4,700,000)
Deduction of research and development expenditure				€ 30,000.00			€ 7,000,000.0
Cost share mechanism	50.00%			50.00%	50.00%	50.00%
Deferred income other than contract liabilities	€ 456,000,000			€ 456,000,000	€ 456,000,000	€ 456,000,000